Lease Arrangements - Summary of Right-of-Use Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 8,620,612		$ 9,792,221	$ 307,002
Additions to right-of-use assets	702,996	$ 25,035	824,268
Depreciation charge for right-of-use assets	946,880	33,721	1,055,458
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	5,840,779		7,036,887	208,005
Depreciation charge for right-of-use assets	214,682	7,645	215,301
Buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	2,548,838		2,121,797	90,771
Depreciation charge for right-of-use assets	370,458	13,193	307,708
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	181,065		588,443	6,448
Depreciation charge for right-of-use assets	335,039	11,932	507,443
Other equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	49,930		45,094	$ 1,778
Depreciation charge for right-of-use assets	$ 26,701	$ 951	$ 25,006